Concentrations	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations

19 Concentrations:

Major customers

During the year ended December 31, 2023, and 2022, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; sold in-app purchases on its social bingo sites, Trophy Bingo and Garfield’s Bingo and premium purchases of Rooplay Originals. During the year ended December 31, 2023, the Company had revenues of $2,927,239 and $1,716,205, from two customers (December 31, 2022 - three customers for $3,528,530, $2,293,798, and $1,507,029; December 31, 2021 - three customers for $3,373,241, $2,522,559 and $1,381,678) which was more than 10% of the total revenue. The Company is reliant on the Google App, iOS App and Amazon App Stores to provide a content platform for Rooplay, Trophy Bingo and Garfield’s Bingo to be played thereon and certain advertising agencies for the Ad tech revenue.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021